Business segment information (Tables)	6 Months Ended
Jun. 30, 2011
Business segment information [Abstract]
Business Segment
The following is our segment information as of and for the quarters ended June 30, 2011 and 2010:

		Reportable Business Segments
(in thousands)		Small Business Services	Financial Services	Direct Checks	Corporate	Consolidated
Revenue from external customers:	2011	$203,156	$86,656	$56,462	$-	$346,274
	2010	193,165	98,248	56,583	-	347,996
Operating income:	2011	34,329	13,214	16,443	-	63,986
	2010	30,476	20,032	12,712	-	63,220
Depreciation and amortization	2011	11,398	3,412	4,130	-	18,940
expense:	2010	11,693	3,068	5,076	-	19,837
Total assets:	2011	778,740	96,847	173,928	285,461	1,334,976
	2010	778,017	68,335	185,380	305,177	1,336,909
Capital asset purchases:	2011	-	-	-	10,874	10,874
	2010	-	-	-	11,267	11,267

The following is our segment information as of and for the six months ended June 30, 2011 and 2010:

		Reportable Business Segments
(in thousands)		Small Business Services	Financial Services	Direct Checks	Corporate	Consolidated
Revenue from external customers:	2011	$403,159	$174,670	$118,197	$-	$696,026
	2010	385,491	199,693	97,932	-	683,116
Operating income:	2011	70,099	28,911	32,431	-	131,441
	2010	59,545	44,021	28,609	-	132,175
Depreciation and amortization	2011	22,533	6,165	9,985	-	38,683
expense:	2010	23,131	5,969	6,184	-	35,284
Total assets:	2011	778,740	96,847	173,928	285,461	1,334,976
	2010	778,017	68,335	185,380	305,177	1,336,909
Capital asset purchases:	2011	-	-	-	19,296	19,296
	2010	-	-	-	21,066	21,066